Debt (Details) - USD ($)					9 Months Ended		12 Months Ended
	Nov. 19, 2015	Aug. 18, 2015	Jun. 03, 2015	Nov. 19, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014	Jun. 03, 2014
Debt
Annual commitment fee				25.00%
Amount outstanding					$ 164,500,000		$ 74,000,000
Debt interest expense					6,070,326	$ 5,502,771	7,831,847	$ 5,406,753	$ 1,957,834
Interest payable					176,097		43,905	94,905
Deferred loan costs incurred							2,905,259
Deferred loan costs amortization					1,100,006	1,138,729	1,545,605	1,107,771	350,258
Revolving Credit Facility [Member]
Debt
Borrowing capacity				$ 190,000,000	164,500,000						$ 250,000,000
Maximum borrowing capacity increase			$ 60,000,000
Amount outstanding				$ 75,000,000						$ 94,200,000
Undrawn borrowing capacity					85,500,000
Base rate option | Federal funds rate | Revolving Credit Facility [Member]
Debt
Additional margin				0.50%
Base rate option | One month LIBOR | Revolving Credit Facility [Member]
Debt
Applicable margin				1.50%
LIBOR option | One month LIBOR | Revolving Credit Facility [Member]
Debt
Applicable margin				2.50%
Additional margin				1.00%
Fund E secured debt facility
Debt
Deferred loan costs incurred		$ 902,625
Repayment of debt		$ 29,219,806
Fund E secured debt facility | Landmark Dividend Growth Fund-E LLC | Acquired Assets Predecessor
Debt
Debt interest expense					914,766	877,888	1,218,734	505,396
Deferred loan costs amortization					243,723	190,338	271,732	92,915
Fund E secured debt facility | Landmark Dividend Growth Fund-E LLC
Debt
Amount outstanding							29,707,558
Acquired Funds secured debt facility
Debt
Debt interest expense					1,574,942	1,124,076	1,629,059	1,060,998	481,627
Deferred loan costs amortization					377,317	$ 285,136	409,555	$ 263,504	$ 95,804
Fund C secured debt facility
Debt
Deferred loan costs incurred	$ 200,000
Repayment of debt	15,100,000
Fund C secured debt facility | Landmark Dividend Growth Fund-C LLC
Debt
Amount outstanding					15,175,137		16,064,777
Fund F secured debt facility
Debt
Deferred loan costs incurred	700,000
Repayment of debt	$ 24,500,000
Fund F secured debt facility | Landmark Dividend Growth Fund-F LLC
Debt
Amount outstanding					$ 24,529,851		$ 25,009,670